ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2023	2024
Loan from third parties(1)	-	3,057,563
Payroll payable	1,082,744	1,337,620
Tax payable	1,098,012	1,168,921
Accrued expenses(2)	339,155	590,940
Professional service fees payable	2,776,082	372,346
League tournaments transaction service fee(3)	810,265	-
Total	$6,106,258	$6,527,390

(1)	The balance represented the unsecured borrowings with a maturity of one year and an interest rate of 15% per annum from third parties for daily business operation.
(2)	The balance mainly consisted of reimbursement payable to employees and miscellaneous fees payable to third parties.
(3)	The balance represented the payable to KPL event organizer for the re-arrangement of league tournaments right resource due to the Group’s Reverse Acquisition. The balance has been paid in 2024.